Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Property, Plant and Equipment, Net [Line Items]
Land, buildings and leasehold improvements	$ 361,246	[1],[2]	$ 351,748	[1],[2]
Instruments, machinery and equipment	629,290	[1],[3]	583,535	[1],[3]
Office furniture and other	76,939	[1]	72,995	[1]
Motor vehicles and airplanes	131,106	[1]	104,551	[1]
Property, plant and equipment, gross	1,198,581	[1]	1,112,829	[1]
Accumulated depreciation	(680,973)		(608,978)
Depreciated cost	517,608		503,851
Depreciation expenses	93,666		84,412		82,497
Grants received	29,367		29,084
Equipment produced for self use	$ 173,649		$ 167,248
Israel [Member]
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	2,193,000	[4]
Real estate leased, square feet	2,024,000	[4]
United States Of America [Member]
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	713,000	[5]
Real estate leased, square feet	618,000	[5]
Other Countries [Member]
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	1,063,000	[6]
Real estate leased, square feet	300,000	[6]

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $29,367 and $29,084 as of December 31, 2011 and 2010, respectively.
[2]	Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet):
[3]	Includes equipment produced by the Company for its own use in the aggregate amount of $173,649 and $167,248 as of December 31, 2011 and 2010, respectively.
[4]	Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems' Israeli subsidiaries.
[5]	Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of Elbit Systems of America primarily in Texas, New Hampshire, Florida, Alabama and Virginia.
[6]	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.